Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2013
Segment Reporting [Abstract]
Schedule Of Segment Reporting Information

Revenue by reportable segment is as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(In millions)	2013	2012	2013	2012
U.S. RadioShack company-operated stores	$768.7	$772.4	$1,538.8	$1,606.0
Other	75.8	76.2	154.7	155.9
	$844.5	$848.6	$1,693.5	$1,761.9

Operating income (loss) by reportable segment and the reconciliation to loss from continuing operations before income taxes are as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(In millions)	2013	2012	2013	2012
U.S. RadioShack company-operated stores	$39.4	$72.0	$100.6	$163.3
Other	3.3	6.0	11.6	14.4
	42.7	78.0	112.2	177.7

Unallocated (1)	(84.1)	(92.1)	(172.1)	(184.7)
Operating loss	(41.4)	(14.1)	(59.9)	(7.0)

Interest income	0.3	0.3	0.7	0.8
Interest expense	(14.1)	(12.9)	(29.1)	(26.0)
Other loss	--	--	(0.3)	--
Loss from continuing operations before income taxes	$(55.2)	$(26.7)	$(88.6)	$(32.2)

(1)

The unallocated category included in operating income relates to our overhead and corporate expenses that are not allocated to our operating segments for management reporting purposes. Unallocated costs include corporate departmental expenses such as labor and benefits, advertising, insurance, distribution, and information technology costs, plus certain unusual or infrequent gains or losses.